Short-term Borrowings and Long-term Debt [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Components of Other Short-term Borrowings [Table Text Block]

	2016	2017
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,177,972	¥1,080,838
Borrowings from the Bank of Japan	2,662,968	1,499,653
Borrowings from other financial institutions	256,567	262,985
Other	42,011	46,518

Total domestic offices	4,139,518	2,889,994

Foreign offices:
Commercial paper	4,906,571	4,675,653
Borrowings from other financial institutions	78,849	216,596
Short-term debentures	42,608	5,654
Other	190,474	182,549

Total foreign offices	5,218,502	5,080,452

Total	9,358,020	7,970,446
Less unamortized discount	292	925

Other short-term borrowings—net	¥9,357,728	¥7,969,521

Weighted average interest rate on outstanding balance at end of fiscal year	0.36%	0.66%

Components of Long-term Debt [Table Text Block]

	2016	2017
	(in millions)
MUFG:
Obligations under capital leases	¥35	¥15
Unsubordinated debt(1):
Fixed rate bonds, payable in US dollars, due 2021-2027, principally 2.19%-3.85%	516,624	1,265,620
Fixed rate bonds, payable in Euro, due 2021, principally 0.40%	—	23,958
Floating rate bonds, payable in US dollars, due 2021-2022, principally 1.97%-2.93%	43,833	268,725

Total	560,457	1,558,303

Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2024-2030, principally 0.30%-1.39%	107,800	412,783
Adjustable rate bonds, payable in Japanese yen, due 2024-2027, principally 0.35%-0.66%	324,804	426,838
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 1.14%-4.42%	801,377	1,229,282
Adjustable rate borrowings, payable in Japanese yen, due 2025, principally 0.50%	16,000	16,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	1,500	1,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	563	—
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,277	—
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 6.20%(2)	486	—
Floating rate bonds, payable in Japanese yen, no stated maturity, principally 3.02%	3,500	3,500
Floating rate borrowings, payable in Japanese yen, due 2025-2026, principally 0.58%-0.79%	22,000	53,000
Floating rate borrowings, payable in Euro, no stated maturity, principally 1.73%	—	599
Floating rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 2.49%(2)	—	420

Total	1,279,307	2,143,922

Total	1,839,799	3,702,240

BTMU:
Obligations under capital leases	¥6,904	¥7,310
Obligation under sale-and-leaseback transactions	44,153	43,032
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2017-2027, principally 0.15%-2.69%	735,400	472,300
Fixed rate bonds, payable in US dollars, due 2017-2047, principally 0.00%-4.70%	1,976,006	1,761,868
Fixed rate bonds, payable in Euro, due 2022-2036, principally 0.88%-2.00%	95,352	92,708
Fixed rate bonds, payable in other currencies excluding Japanese yen, US dollars, Euro, due 2017-2047, principally 0.00%-4.05%(2)	21,612	23,550
Fixed rate borrowings, payable in Japanese yen, due 2017-2028, principally 0.00%-0.25%	5,021,001	10,064,790
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	208	124
Fixed rate borrowings, payable in Euro, due 2026, principally 0.00%	73,562	479
Adjustable rate bonds, payable in US dollars, due 2030, principally 3.00%	1,127	1,122
Floating rate bonds, payable in US dollars, due 2017-2018, principally 1.42%-2.14%	337,916	145,847
Floating rate bonds, payable in other currencies excluding Japanese yen, US dollars, due 2017, principally 2.90%(2)	55,629	55,796
Floating rate borrowings, payable in US dollars, due 2017-2031, principally 1.18%-1.88%	895,768	1,075,494
Floating rate borrowings, payable in Euro, due 2021-2022, principally 0.00%-0.06%	14,113	20,885

Total	9,227,694	13,714,963

Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2017-2031, principally 0.93%-2.91%	1,064,330	706,677
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.39%-2.24%	230,400	230,400
Adjustable rate borrowings, payable in Japanese yen, due 2017-2028, principally 0.11%-2.86%	156,300	129,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.81%-4.78%	656,000	651,000
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	264,798	—
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 1.73%	167,925	2,995
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 2.49%(2)	91,485	2,101
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.21%	18,800	15,000

Total	2,650,038	1,737,173

Obligations under loan securitization transaction accounted for as secured borrowings due 2017-2076, principally 0.17%-5.90%	713,277	605,709
Payable under repurchase agreements due 2017-2021, principally 1.14%-1.78%	1,434,521	1,611,916

Total	14,076,587	17,720,103

Other subsidiaries:
Obligations under capital leases	¥8,167	¥9,348
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2017-2041, principally 0.00%-4.50%	2,153,615	2,688,264
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2017-2037, principally 0.00%-13.05%	1,145,182	952,937
Fixed rate bonds and notes, payable in Euro, due 2020, principally 1.23%-1.28%	1,161	1,079
Fixed rate bonds and notes, payable in Thai baht, due 2017-2023, principally 0.01%-9.30%	165,711	308,804
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, Thai baht, due 2017-2037, principally 0.50%-18.76%(2)	127,803	166,346
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2017-2047, principally 0.00%-14.50%	1,389,154	1,269,910
Floating rate borrowings, bonds and notes, payable in US dollars, due 2017-2038, principally 0.00%-25.00%	277,514	217,469
Floating rate bonds and notes, payable in Euro, due 2018, principally 1.00%	557	266
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, due 2017-2019, principally 1.38%-2.05%(2)	2,542	2,761

Total	5,263,239	5,607,836

Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2017-2030, principally 0.65%-2.98%	409,070	378,548
Fixed rate bonds and notes, payable in US dollars, due 2019-2022, principally 7.00%-10.85%	84,737	1,710
Fixed rate bonds and notes, payable in Thai baht, due 2017-2027, principally 3.50%-4.70%	49,578	80,560
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Thai baht, due 2021, principally 0.00%(2)	—	6,847
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 3.50%	104,500	104,500
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2017-2021, principally 0.47%-0.71%	131,673	112,985
Floating rate borrowings, bonds and notes, payable in US dollars, due 2019-2036, principally 2.66%-9.00%	4,703	5,393

Total	784,261	690,543

Obligations under loan securitization transaction accounted for as secured borrowings due 2018-2020, principally 0.23%-2.32%	24	26,831

Total	6,055,691	6,334,558

Total	21,972,077	27,756,901

Debt issuance cost	¥(12,941)	¥(13,458)

Total	¥21,959,136	¥27,743,443

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the “other currencies” classification.

Summary of Subsequent Maturities of Long-term Debt [Table Text Block]

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2018	¥5	¥1,809,350	¥816,427	¥2,625,782
2019	3	1,987,292	1,214,651	3,201,946
2020	2	1,802,383	1,394,247	3,196,632
2021	474,984	8,746,262	1,146,114	10,367,360
2022	468,295	571,335	322,403	1,362,033
2023 and thereafter	2,758,951	2,803,481	1,440,716	7,003,148

Total	¥3,702,240	¥17,720,103	¥6,334,558	¥27,756,901